Condensed Balance Sheets - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 3,643,000		$ 18,954,000	$ 28,039,000		$ 18,473,000	$ 24,033,000	$ 3,620,000
Prepaid expenses	252,000		715,000			490,000
Deferred offering costs			0			21,000
Other assets	78,000		17,000			25,000
Total current assets	3,988,000		19,686,000			19,009,000
Deposits	26,000		8,000			8,000
Total assets	4,014,000		19,694,000			19,017,000
Current liabilities:
Accounts payable	1,668,000		2,044,000			4,025,000
Accrued liabilities	382,000		438,000			1,010,000
Term loan - current portion			9,437,000			1,355,000
Total current liabilities	2,050,000		11,919,000			6,390,000
Long-term liabilities:
Term loan						8,683,000
Other liabilities			1,000			3,000
Total liabilities	2,050,000		11,920,000			15,076,000
Commitments and contingencies (Note 5)
Stockholders’ equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized as of December 31, 2018 and 2017, no shares issued or outstanding as of December 31, 2018 and 2017.
Common stock, $0.001 par value; 100,000,000 shares authorized as of December 31, 2018 and 2017, 14,265,411 and 10,633,042 shares issued and outstanding at December 31, 2018 and 2017, respectively.	22,000		22,000			18,000
Additional paid in capital	92,774,000		91,863,000			64,397,000
Accumulated deficit	(90,832,000)		(84,111,000)			(60,474,000)
Total stockholders’ equity	1,964,000	$ 4,446,000	7,774,000	$ 15,048,000	$ 20,817,000	3,941,000	$ 20,632,000	$ (12,380,000)
Total liabilities and stockholders’ equity	$ 4,014,000		$ 19,694,000			$ 19,017,000